Transactions with related parties	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Transactions with related parties

3.       Transactions with related parties:

Transactions and balances with related parties are analyzed as follows:

a)	Management and Directors Fees: During the years 2023, 2024 and 2025, the Company was party to consulting agreements with companies owned and controlled by certain of the Company’s executives, including its Chief Operating Officer and its Co-Chief Financial Officers. These agreements reflect the executives’ election to receive their ordinary base salary through corporate entities they control and are therefore disclosed under transactions with related parties. Pursuant to the corresponding agreements, the Company pays an aggregate base fee of $737 per year. Additionally, pursuant to the respective agreements, the executives are eligible to receive an annual discretionary bonus, as determined by the Company’s Board of Directors in its sole discretion. Other than amounts awarded under the equity incentive plans (Note 12), the executives do not receive any additional compensation for their service as executive officers of the Company. As of December 31, 2024, and 2025, the amount payable due to consultancy agreements and directors’ fees amounted to $178 and $225 respectively, and is presented within “Due to related parties” in the consolidated balance sheets. The consultancy agreements’ expenses for the years ended December 31, 2023, 2024 and 2025 amounted to $569, $789 and $793, respectively.

b)	Oceanbulk Maritime S.A. and its affiliates (or “Oceanbulk Maritime”): Oceanbulk Maritime is a ship management company controlled by Mrs. Milena-Maria Pappas. A company affiliated to Oceanbulk Maritime provides the Company certain financial corporate development services. As of December 31, 2024, and 2025, the amount receivable from Oceanbulk Maritime amounted to $2 and $45 and is presented within “Due from related parties” in the consolidated balance sheets. The related general and administrative expenses for the years ended December 31, 2023, 2024 and 2025 amounted to $176, $130 and nil, respectively.

c)	Iblea Ship Management Limited and Megara Shipmanagement Ltd.: During the years 2023, 2024 and 2025, the Company appointed Iblea Ship Management Limited and Megara Shipmanagement Ltd to provide certain management services to certain vessels. The aforementioned entities are affiliated with one of the Company’s directors, Mr. Zagari. As of December 31, 2024, and 2025, the amount payable due to Iblea Ship Management Limited and Megara Shipmanagement Ltd amounted to $3,096 and $3,332 and is presented within “Due to related parties” in the consolidated balance sheets. The related management fees for the years ended December 31, 2023, 2024 and 2025 amounted to $2,728, $2,575 and $3,335, respectively.